Other (Expense) Income - Summary of Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Foreign exchange gain (loss)	$ 302	$ (734)	$ 486
Other Nonoperating Expense	(2,058)
Other (expense) income		1,207	209
Total	$ (1,756)	$ 473	$ 695